Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation capitalized as intangible assets	¥ 28.2	$ 4.4	¥ 21.6
Depreciation capitalized as contract assets	¥ 0.0	$ 0.0	¥ 8.8